Financial Instruments (Tables)	9 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	March 31, 2019
Liability	Level 1	Level 2	Level 3

Derivative liability	$-	$-	$265

	June 30, 2018
Liability	Level 1	Level 2	Level 3

Derivative liability	$-	$-	$1,117